Fair Value of Financial Instruments and Interest Rate Swaps - Schedule of Gross Amounts of Interest Rate Swaps Subject to Master Netting Arrangements (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Accounts Payable and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Gross amounts recognized		$ (43)	$ (19)
Net amounts presented in Balance Sheets		(43)	(19)
Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Gross amounts recognized		(76)	(42)
Net amounts presented in Balance Sheets		(76)	$ (42)
Interest Rate Swaps | Accounts Payable and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Gross amounts recognized	$ (41)	(43)
Net amounts presented in Balance Sheets	(41)	(43)
Interest Rate Swaps | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Gross amounts recognized	(45)	(76)
Net amounts presented in Balance Sheets	$ (45)	$ (76)